DECEMBER 2012 FINANCING	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Financing, December 2012 [Text Block]

NOTE 8 – DECEMBER 2012 FINANCING

On December 4, 2012, the Company issued an aggregate of 6,404,167 units (“Units”) to certain accredited investors for aggregate cash proceeds of $1,615,000, at a price per Unit of $0.40, and the exchange of $710,000 in previously issued convertible debentures of the Company that were converted into Units at a price of $0.30 per Unit . On December 21, 2012, the Company issued 2,500,000 Units to a single accredited investor for cash proceeds of $1,000,000, at a price per Unit of $0.40 . In connection with the Financing, the Company paid an agent a cash payment of $70,000, which represented a 7% commission of the gross proceeds delivered by the investor in the financing.

Each Unit consisted of one share of the Company’s common stock, $0.001 par value, a Class A Warrant to purchase one share of Common Stock (the “Class A Warrants”), and a Class B Warrant to purchase one share of Common Stock (the “Class B Warrants” and together with the Class A Warrants, the “Warrants”).The Class A Warrants have an exercise price of $0.60 per share of Common Stock and will be exercisable for a period of five years from the date of issuance. The Class A Warrants may be exercised on a cashless basis under certain circumstances. The Class B Warrants have an exercise price of $0.40 per share of Common Stock and will be exercisable for a period of one year from the date of issuance.

In connection with the Financing, the Company granted each Purchaser registration rights. The Company is obligated to use its best efforts to cause a registration statement registering for resale the common stock included in the Units and the common stock underlying the Class A Warrants to be filed no later than 60 days (as amended) from the date of termination of the Financing and must be declared effective no later than 120 days from the date of termination of the Financing. Moreover, the Company will maintain the effectiveness of the registration statement from its effective date unless all securities registered under the registration statement have been sold or are otherwise able to be sold pursuant to Rule 144 of the Securities Act of 1933, as amended (the “Securities Act”). If the Company fails to comply with the registration statement filing or effective date requirements, the Company is required to pay the investors a fee equal to 1.0% of the Purchaser’s investment, for each 30-day period of delay, subject to a maximum payment of 10% to each Purchaser. On January 25, 2013, the Company filed the required registration statement.